COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Agreements

On September 1, 2021, Ozop Capital entered into an advisory agreement (the “RMA Agreement”) with Risk Management Advisors, Inc. (“RMA”). Pursuant to the terms of the RMA Agreement, RMA will assist Ozop Capital in analyzing, structuring, and coordinating Ozop Capital’s participation in a captive insurance company. RMA will coordinate legal, accounting, tax, actuarial and other services necessary to implement the Company’s participation in a captive insurance company, including, but not limited to, the preparation of an actuarial feasibility study, filing of all required regulatory applications, domicile selection, structural selection, and coordination of the preparation of legal documentation. The fee for these services was $100,000. Ozop Capital agreed to pay $50,000 and to issue $50,000 of shares of restricted common stock. The parties agreed to a reduced fee of $48,000 for the years ended December 31, 2025. As of March 31, 2026, and December 31, 2025, $144,000 is included in accounts payable and accrued expenses on the unaudited consolidated balance sheets presented herein. As of March 31, 2026, and December 31, 2025, the Company has recorded 128 post reverse split (637,755 prior to the reverse split) shares of common stock to be issued for the balance owed, in addition to the $48,000.

On March 4, 2019, the Company entered into a Separation Agreement (the “Separation Agreement”) with Salman J. Chaudhry, pursuant to which the Company agreed to pay Mr. Chaudry $227,200 (the “Outstanding Fees”) in certain increments as set forth in the Separation Agreement. As of March 31, 2026, and December 31, 2025, the balance owed Mr. Chaudhry is $162,085.

On September 2, 2020, PCTI entered into an Agreement with a third-party. Pursuant to the terms of the agreement, in exchange for $750,000, PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement. On February 26, 2021, the agreement was assigned to Ozop and on March 4, 2021, the agreement was amended, whereby in exchange for 35,000 post reverse split (175,000,000 prior to the reverse split) shares of common stock, the royalty percentage was amended to 1.8% (see Note 7). As of March 31, 2026, and December 31, 2025, the Company has recorded $243,272, respectively, and is included in accounts payable and accrued expenses on the unaudited consolidated balance sheets presented herein.

Legal matters

We know of no material, existing or pending legal proceedings against our Company.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Agreements

On September 1, 2021, Ozop Capital entered into an advisory agreement (the “RMA Agreement”) with Risk Management Advisors, Inc. (“RMA”). Pursuant to the terms of the RMA Agreement, RMA will assist Ozop Capital in analyzing, structuring, and coordinating Ozop Capital’s participation in a captive insurance company. RMA will coordinate legal, accounting, tax, actuarial and other services necessary to implement the Company’s participation in a captive insurance company, including, but not limited to, the preparation of an actuarial feasibility study, filing of all required regulatory applications, domicile selection, structural selection, and coordination of the preparation of legal documentation. The fee for these services was $100,000. Ozop Capital agreed to pay $50,000 and to issue $50,000 of shares of restricted common stock. The parties agreed to a reduced fee of $48,000 for the years ended December 31, 2025, and 2024, which has been accrued as of December 31, 2025 ($144,000), and December 31, 2024 ($96,000), and is included in accounts payable and accrued expenses on the consolidated balance sheets presented herein. As of December 31, 2025, and 2024, the Company has recorded 128 post reverse split (637,755 prior to the reverse split) shares of common stock to be issued for the balance owed, in addition to the $48,000.

On March 4, 2019, the Company entered into a Separation Agreement (the “Separation Agreement”) with Salman J. Chaudhry, pursuant to which the Company agreed to pay Mr. Chaudry $227,200 (the “Outstanding Fees”) in certain increments as set forth in the Separation Agreement. As of December 31, 2025, and 2024, the balance owed Mr. Chaudhry is $162,085.

On September 2, 2020, PCTI entered into an Agreement with a third-party. Pursuant to the terms of the agreement, in exchange for $750,000, PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement. On February 26, 2021, the agreement was assigned to Ozop and on March 4, 2021, the agreement was amended, whereby in exchange for 35,000 post reverse split (175,000,000 prior to the reverse split) shares of common stock, the royalty percentage was amended to 1.8% (see Note 7). As of December 31, 2025, and 2024, the Company has recorded $243,272, respectively, and is included in accounts payable and accrued expenses on the consolidated balance sheets presented herein.

Legal matters

We know of no material, existing or pending legal proceedings against our Company.

We were involved as a plaintiff in a Complaint filed in the SUPERIOR COURT OF THE STATE OF CALIFORNIA FOR THE COUNTY OF SAN DIEGO NORTH COUNTY (the “Complaint”) on November 14, 2022. The Complaint alleges that former employees would place an order from a customer for purchase of product from OZOP with funds the exact source of which is presently unknown. OZOP alleges that next, the customer would sell that product to OZOP’s customers at a price marked up from the price for which the customer purchased from OZOP – to the benefit of Defendants and to the detriment of OZOP, their employer at the time. The Complaint further alleges that the former employees falsely represented that the price the customer was obtaining from other suppliers and therefore was willing to pay for OZOP product decreased, which allowed them to use the customer to then sell additional product to OZOP’s customers at increasingly larger margins, thus further wrongfully enriching themselves to the detriment of their employer, OZOP. The lawsuit also alleges that the employees were also making false statements to Ozop’s customers regarding the financial condition of Ozop and the lack of module inventory.

On April 4, 2024, the Company executed a Settlement Agreement (the “Settlement”) with its former employees and Your Home Solutions Corp (“YHS”). YHS and the former employees were all defendants (the “Defendants”) in the Complaint. Pursuant to the terms of the Settlement, the Defendants paid the Company $1,125,000 during the year ended December 31, 2024. In exchange, the Company agreed to release all Defendants from the lawsuit and to deliver 11 containers of solar panels. Upon the receipt of the $1,125,000 and the delivery of the 11 containers, and pursuant to the Settlement, the Company recorded sales of $728,640, a credit of $125,000 to legal expense and for the year ended December 31, 2024, recorded a gain on litigation settlement of $271,360.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.